Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
July 31, 2022
LCS-NPRT1-0922
1.804840.118
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	73,915	3,306
Verizon Communications, Inc.	158,578	7,325
		10,631
Entertainment - 1.5%
Activision Blizzard, Inc.	64,869	5,186
Nintendo Co. Ltd. ADR	90,494	5,068
The Walt Disney Co. (b)	178,950	18,987
Universal Music Group NV	611,184	13,835
		43,076
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (b)	364,240	42,368
Class C (b)	329,880	38,477
Match Group, Inc. (b)	12,871	944
Meta Platforms, Inc. Class A (b)	128,782	20,489
Snap, Inc. Class A (b)	232,267	2,295
		104,573
Media - 2.6%
Comcast Corp. Class A	1,556,444	58,398
Interpublic Group of Companies, Inc.	417,069	12,458
		70,856
TOTAL COMMUNICATION SERVICES		229,136
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
BorgWarner, Inc.	240,562	9,252
Automobiles - 0.1%
General Motors Co. (b)	64,738	2,347
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (b)	11,709	22,665
Expedia, Inc. (b)	49,875	5,289
Marriott International, Inc. Class A	53,364	8,475
Starbucks Corp.	36,608	3,104
		39,533
Household Durables - 0.5%
Mohawk Industries, Inc. (b)	65,872	8,463
Sony Group Corp. sponsored ADR	42,993	3,671
Whirlpool Corp.	9,380	1,622
		13,756
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	49,780	6,718
Multiline Retail - 0.0%
Target Corp.	1,800	294
Specialty Retail - 1.2%
Lowe's Companies, Inc.	171,918	32,927
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	2,500	287
TOTAL CONSUMER DISCRETIONARY		105,114
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Diageo PLC sponsored ADR	75,111	14,376
Keurig Dr. Pepper, Inc.	244,086	9,456
The Coca-Cola Co.	442,862	28,418
		52,250
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	3,591	1,944
Performance Food Group Co. (b)	104,085	5,174
Sysco Corp.	247,359	21,001
U.S. Foods Holding Corp. (b)	136,358	4,295
Walmart, Inc.	46,193	6,100
		38,514
Food Products - 0.1%
Lamb Weston Holdings, Inc.	47,748	3,804
Household Products - 0.2%
Colgate-Palmolive Co.	3,092	243
Spectrum Brands Holdings, Inc.	71,116	4,945
		5,188
Personal Products - 0.2%
Haleon PLC sponsored ADR (b)(c)	814,909	5,729
Tobacco - 1.5%
Altria Group, Inc.	750,328	32,909
Swedish Match Co. AB	802,440	8,400
		41,309
TOTAL CONSUMER STAPLES		146,794
ENERGY - 13.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	21,500	552
Oil, Gas & Consumable Fuels - 13.2%
Canadian Natural Resources Ltd.	93,864	5,183
Cenovus Energy, Inc. (Canada)	2,100,034	40,015
EQT Corp.	70,224	3,092
Exxon Mobil Corp.	2,110,279	204,548
Hess Corp.	507,578	57,087
Imperial Oil Ltd.	218,576	10,475
Kosmos Energy Ltd. (b)	2,666,860	16,908
Phillips 66 Co.	62,888	5,597
Tourmaline Oil Corp.	356,107	22,311
		365,216
TOTAL ENERGY		365,768
FINANCIALS - 16.6%
Banks - 12.1%
Bank of America Corp.	2,354,863	79,618
JPMorgan Chase & Co.	229,215	26,442
M&T Bank Corp.	36,910	6,550
PNC Financial Services Group, Inc.	177,024	29,375
Truist Financial Corp.	455,910	23,010
U.S. Bancorp	389,666	18,392
Wells Fargo & Co.	3,453,598	151,509
		334,896
Capital Markets - 3.0%
KKR & Co. LP	273,572	15,172
Morgan Stanley	186,378	15,712
Northern Trust Corp.	290,180	28,954
Raymond James Financial, Inc.	76,285	7,512
State Street Corp.	228,660	16,244
		83,594
Consumer Finance - 0.2%
Discover Financial Services	66,090	6,675
Diversified Financial Services - 0.0%
Acacia Research Corp. (b)	24,000	121
Insurance - 0.2%
Chubb Ltd.	33,527	6,325
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	594,720	8,409
Radian Group, Inc.	975,020	21,811
		30,220
TOTAL FINANCIALS		461,831
HEALTH CARE - 14.3%
Biotechnology - 0.5%
ADC Therapeutics SA (b)	48,281	358
Alnylam Pharmaceuticals, Inc. (b)	34,868	4,953
Argenx SE ADR (b)	2,992	1,090
Crinetics Pharmaceuticals, Inc. (b)	82,992	1,594
Insmed, Inc. (b)	135,315	2,993
Intercept Pharmaceuticals, Inc. (b)(c)	175,783	2,243
Vaxcyte, Inc. (b)	34,913	806
Verve Therapeutics, Inc. (b)	34,532	850
		14,887
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	10,473	1,140
Becton, Dickinson & Co.	31,306	7,648
Boston Scientific Corp. (b)	814,586	33,439
iRhythm Technologies, Inc. (b)	299	46
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	139,803	2,900
		45,173
Health Care Providers & Services - 6.5%
Cardinal Health, Inc.	260,136	15,494
Centene Corp. (b)	25,233	2,346
Cigna Corp.	140,961	38,815
CVS Health Corp.	295,899	28,312
Guardant Health, Inc. (b)	57,774	2,899
Humana, Inc.	10,873	5,241
McKesson Corp.	106,709	36,450
Oak Street Health, Inc. (b)	43,092	1,248
UnitedHealth Group, Inc.	88,995	48,266
		179,071
Life Sciences Tools & Services - 0.2%
Danaher Corp.	20,551	5,990
Pharmaceuticals - 5.5%
Bayer AG	285,825	16,672
Bristol-Myers Squibb Co.	807,656	59,589
Eli Lilly & Co.	30,119	9,930
GSK PLC sponsored ADR (c)	593,207	25,016
Johnson & Johnson	194,133	33,880
Pliant Therapeutics, Inc. (b)	44,190	768
Sanofi SA sponsored ADR	104,831	5,210
Viatris, Inc.	34,613	335
		151,400
TOTAL HEALTH CARE		396,521
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.0%
Airbus Group NV	129,977	14,014
General Dynamics Corp.	38,919	8,822
Huntington Ingalls Industries, Inc.	24,939	5,408
MTU Aero Engines AG	11,771	2,263
Raytheon Technologies Corp.	48,659	4,536
Safran SA	22,943	2,522
The Boeing Co. (b)	283,133	45,106
		82,671
Air Freight & Logistics - 2.2%
FedEx Corp.	61,220	14,270
United Parcel Service, Inc. Class B	240,248	46,822
		61,092
Airlines - 0.1%
Copa Holdings SA Class A (b)	9,277	624
Ryanair Holdings PLC sponsored ADR (b)	27,930	2,039
		2,663
Building Products - 0.1%
Johnson Controls International PLC	74,812	4,033
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	257,926	1,906
Electrical Equipment - 1.0%
Acuity Brands, Inc.	53,594	9,776
Hubbell, Inc. Class B (c)	34,169	7,484
Regal Rexnord Corp.	4,190	563
Vertiv Holdings Co.	839,096	9,582
		27,405
Industrial Conglomerates - 5.8%
3M Co.	33,473	4,795
General Electric Co.	2,107,103	155,736
		160,531
Machinery - 1.0%
Cummins, Inc.	17,655	3,907
Epiroc AB (A Shares)	12,569	222
Flowserve Corp.	171,041	5,788
Fortive Corp.	87,780	5,657
Otis Worldwide Corp.	56,299	4,401
Stanley Black & Decker, Inc.	24,538	2,388
Westinghouse Air Brake Tech Co.	60,011	5,609
		27,972
Professional Services - 0.1%
Equifax, Inc.	10,873	2,271
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	270,298	14,853
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	47,282	748
TOTAL INDUSTRIALS		386,145
INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	671,520	4,566
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	83,090	4,845
Edenred SA	185,917	9,520
Fidelity National Information Services, Inc.	125,984	12,871
Genpact Ltd.	96,452	4,637
Global Payments, Inc.	15,661	1,916
IBM Corp.	33,117	4,331
MasterCard, Inc. Class A	24,731	8,750
PayPal Holdings, Inc. (b)	80,699	6,983
Sabre Corp. (b)	430,777	2,649
Snowflake, Inc. (b)	1,896	284
Twilio, Inc. Class A (b)	54,654	4,635
Unisys Corp. (b)	384,957	5,282
Visa, Inc. Class A	228,710	48,512
		115,215
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	32,907	5,659
Applied Materials, Inc.	64,790	6,866
Intel Corp.	259,221	9,412
Lam Research Corp.	11,074	5,543
Marvell Technology, Inc.	125,079	6,964
NVIDIA Corp.	1,600	291
Qualcomm, Inc.	283,098	41,066
		75,801
Software - 8.5%
Adobe, Inc. (b)	12,070	4,950
Autodesk, Inc. (b)	27,540	5,957
Coupa Software, Inc. (b)	3,292	215
DoubleVerify Holdings, Inc. (b)	46,983	1,077
Dynatrace, Inc. (b)	92,183	3,469
Elastic NV (b)	87,282	6,973
Microsoft Corp.	668,060	187,551
PTC, Inc. (b)	27,529	3,397
Salesforce.com, Inc. (b)	10,075	1,854
SAP SE sponsored ADR	198,314	18,485
Workday, Inc. Class A (b)	9,277	1,439
		235,367
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	600,827	97,640
Samsung Electronics Co. Ltd.	65,110	3,070
		100,710
TOTAL INFORMATION TECHNOLOGY		531,659
MATERIALS - 2.5%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	46,622	1,176
DuPont de Nemours, Inc.	271,021	16,595
		17,771
Metals & Mining - 1.9%
First Quantum Minerals Ltd.	610,750	11,160
Freeport-McMoRan, Inc.	956,196	30,168
Glencore Xstrata PLC	1,945,037	11,024
		52,352
TOTAL MATERIALS		70,123
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	30,669	8,306
Equinix, Inc.	1,121	789
Simon Property Group, Inc.	124,494	13,525
		22,620
UTILITIES - 0.5%
Electric Utilities - 0.4%
Entergy Corp.	26,434	3,043
PG&E Corp. (b)	147,972	1,607
Southern Co.	94,971	7,302
		11,952
Multi-Utilities - 0.1%
Sempra Energy	7,246	1,201
TOTAL UTILITIES		13,153
TOTAL COMMON STOCKS (Cost $1,960,889)		2,728,864

Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	3,600	142

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	347,729	3,171

TOTAL PREFERRED STOCKS (Cost $4,293)		3,313

Other - 0.1%
	Shares	Value ($) (000s)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(d)(e)(f) (Cost $6,679)	5,379,720	2,262

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (g)	34,229,832	34,237
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	10,020,797	10,022
TOTAL MONEY MARKET FUNDS (Cost $44,259)		44,259

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,016,120)	2,778,698
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,021)
NET ASSETS - 100.0%	2,775,677

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,306,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,970,000 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Mirion Technologies, Inc.	6/16/21	6,715
Reddit, Inc. Series E	5/18/21	153
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	6,680

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	1	83,645	49,409	79	-	-	34,237	0.1%
Fidelity Securities Lending Cash Central Fund 2.01%	2,427	43,923	36,328	4	-	-	10,022	0.0%
Total	2,428	127,568	85,737	83	-	-	44,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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